Borrowings (Details 2) - Corporate Note [Member] - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial debt	$ 942,795	$ 541,988	$ 271,351
Floating Rate Maturity 2025 [Member] | Class 4 [Member]
IfrsStatementLineItems [Line Items]
Financial debt		33,654
Floating Rate Maturity 2025 [Member] | Class 6 [Member]
IfrsStatementLineItems [Line Items]
Financial debt		22,612
Fixed Rate Maturity 2025 [Member] | Class 4 [Member]
IfrsStatementLineItems [Line Items]
Financial debt		33,654
Fixed Rate Maturity 2025 [Member] | Class 1 [Member]
IfrsStatementLineItems [Line Items]
Financial debt		11,276	128,535
Fixed Rate Maturity 2026 [Member] | Class 3 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	139,434	129,177
Fixed Rate Maturity 2026 [Member] | Class 8 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	118,671
Floating Rate Maturity 2026 [Member] | Class 9 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	21,106
Fixed Rate Maturity 2028 [Member] | Class 5 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	121,483	108,133
Fixed Rate Maturity 20282930 [Member] | Class 7 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	542,101	237,136
Fixed Rate Maturity 2024 [Member] | Class 2 [Member]
IfrsStatementLineItems [Line Items]
Financial debt			142,816
U S D [Member]
IfrsStatementLineItems [Line Items]
Financial debt	648,608,543	406,926,718	116,189,538
Exchange		3,102,461
Issue	290,978,482	308,879,512
Payment / Repurchase	(49,296,657)	(21,244,793)
U S D [Member] | Floating Rate Maturity 2025 [Member] | Class 4 [Member]
IfrsStatementLineItems [Line Items]
Financial debt		24,301,486
Exchange
Issue		24,301,486
Payment / Repurchase	(24,301,486)
U S D [Member] | Floating Rate Maturity 2025 [Member] | Class 6 [Member]
IfrsStatementLineItems [Line Items]
Financial debt		16,776,504
Exchange
Issue		16,776,504
Payment / Repurchase	(16,776,504)
U S D [Member] | Fixed Rate Maturity 2025 [Member] | Class 1 [Member]
IfrsStatementLineItems [Line Items]
Financial debt		8,218,667	55,244,538
Exchange		(47,025,871)
Issue
Payment / Repurchase	(8,218,667)
U S D [Member] | Fixed Rate Maturity 2026 [Member] | Class 3 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	95,762,688	95,762,688
Exchange		34,157,571
Issue		61,605,117
Payment / Repurchase
U S D [Member] | Fixed Rate Maturity 2026 [Member] | Class 8 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	80,000,000
Exchange
Issue	80,000,000
Payment / Repurchase
U S D [Member] | Floating Rate Maturity 2026 [Member] | Class 9 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	13,745,704
Exchange
Issue	13,745,704
Payment / Repurchase
U S D [Member] | Fixed Rate Maturity 2028 [Member] | Class 5 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	81,920,187	81,920,187
Exchange		6,881,682
Issue		75,038,505
Payment / Repurchase
U S D [Member] | Fixed Rate Maturity 20282930 [Member] | Class 7 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	377,179,964	179,947,186
Exchange		48,789,286
Issue	197,232,778	131,157,900
Payment / Repurchase
U S D [Member] | Fixed Rate Maturity 2024 [Member] | Class 2 [Member]
IfrsStatementLineItems [Line Items]
Financial debt			$ 60,945,000
Exchange		(39,700,207)
Issue
Payment / Repurchase		$ (21,244,793)